Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Income Taxes (Details) [Line Items]
Income tax expense	$ 456,000	$ 738,000
Valuation allowance	17,934,000	15,265,000
Unrepatriated earnings balance	972,000
Effective tax liability	49,000
Federal net operating loss	212,867,000
Interest and penalties	$ 474,000
Operating loss credits description	The Company’s tax years 2006 to 2021 will remain open for examination by the federal and state authorities for three and four years, respectively, from the date of utilization of any net operating loss credits.
Deferred tax assets	$ 2,168,000	$ 2,282,000
Maximum [Member]
Income Taxes (Details) [Line Items]
Net operating loss	$ 301,503,000
Federal and state net operating loss expire year	2028
Research and development credit carry forwards	$ 8,900,000
Minimum [Member]
Income Taxes (Details) [Line Items]
Net operating loss	$ 102,925,000
Federal and state net operating loss expire year	2025
Research and development credit carry forwards	$ 7,993,000
Canada [Member]
Income Taxes (Details) [Line Items]
Foreign earnings balances	972,000
Reduced dividends	0.05
China [Member]
Income Taxes (Details) [Line Items]
Foreign earnings balances	0
Germany [Member]
Income Taxes (Details) [Line Items]
Foreign earnings balances	5,681,000
Reduced dividends	0
Net operating loss	3,383,000
Japan [Member]
Income Taxes (Details) [Line Items]
Foreign earnings balances	159,000
Reduced dividends	0
Korea [Member]
Income Taxes (Details) [Line Items]
Foreign earnings balances	0
U.S. domestic statutory [Member]
Income Taxes (Details) [Line Items]
Deferred tax assets	$ 2,169,000		$ 2,169,000